Loans and The Allowance for Loan Losses - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded Investment, nonaccrual status		$ 1,054,000	$ 100,000
Total loans		276,175,000	283,339,000
Mortgage Loans on Real Estate, Foreclosures		55,000	55,000
Fair value of mortgage servicing rights		116,531,000,000	123,755,000,000
Total Past Due		1,192,000	1,071,000
Foreclosed Real Estate Expense	$ 28,000	27,000
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		44,000	50,000
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded Investment, nonaccrual status		$ 0	0
Combine Loan to Value Ratio for Home Equity Lines of Credit Limited Percentage		90.00%
Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 17,459,000	$ 16,766,000
Percentage of portfolio loans		6.30%	5.90%
Combine Loan to Value Ratio for Home Equity Lines of Credit Limited Percentage		90.00%
Total Past Due		$ 14,000	$ 147,000
Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 4,679,000	$ 4,898,000
Percentage of portfolio loans		1.70%	1.70%
Additional unadvanced portion of loans		$ 4,600,000	$ 4,400,000
Total Past Due		0	0
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 23,081,000	$ 22,492,000
Percentage of portfolio loans		8.30%	7.90%
Maximum adjustable rate loans term		15 years
Maximum loan to value ratio		80.00%
Total Past Due		$ 954,000	$ 248,000
Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 212,903,000	$ 221,602,000
Percentage of portfolio loans		77.10%	78.20%
Total Past Due		$ 137,000	$ 631,000
Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 10,876,000	$ 10,241,000
Percentage of portfolio loans		3.90%	3.60%
Maximum adjustable rate loans term		20 years
Total Past Due		$ 0	$ 0
Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 7,133,000	$ 7,290,000
Percentage of portfolio loans		2.60%	2.60%
Total Past Due		$ 82,000	$ 45,000
Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 44,000	$ 50,000
Percentage of portfolio loans		0.10%	0.10%
Total Past Due		$ 5,000	$ 0
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		3,723,000	3,380,000
Substandard | Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		165,000	201,000
Substandard | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		0	0
Substandard | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		954,000	248,000
Substandard | Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		2,526,000	2,886,000
Substandard | Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		0	0
Substandard | Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		73,000	45,000
Substandard | Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		5,000	0
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		3,562,000	1,425,000
Special Mention | Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		14,000	0
Special Mention | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		0	0
Special Mention | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		3,355,000	931,000
Special Mention | Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		183,000	494,000
Special Mention | Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		0	0
Special Mention | Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		10,000	0
Special Mention | Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		0	0
30-59 Days Past Due And Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		98,000	622,000
30-59 Days Past Due And Accruing | Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	147,000
30-59 Days Past Due And Accruing | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
30-59 Days Past Due And Accruing | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	248,000
30-59 Days Past Due And Accruing | Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		82,000	227,000
30-59 Days Past Due And Accruing | Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
30-59 Days Past Due And Accruing | Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		16,000	0
30-59 Days Past Due And Accruing | Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
60-89 Days Past Due And Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		35,000	349,000
60-89 Days Past Due And Accruing | Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		14,000	0
60-89 Days Past Due And Accruing | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
60-89 Days Past Due And Accruing | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
60-89 Days Past Due And Accruing | Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	349,000
60-89 Days Past Due And Accruing | Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
60-89 Days Past Due And Accruing | Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		21,000	0
60-89 Days Past Due And Accruing | Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
90 Days and Over
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		1,059,000	100,000
90 Days and Over | Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
90 Days and Over | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
90 Days and Over | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		954,000	0
90 Days and Over | Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		55,000	55,000
90 Days and Over | Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		0	0
90 Days and Over | Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		45,000	45,000
90 Days and Over | Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		$ 5,000	$ 0